CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Operations
Net revenues	$ 3,273,308	$ 2,562,984	$ 1,715,016
Cost of revenues	(1,468,569)	(1,164,454)	(882,316)
Gross profit	1,804,739	1,398,530	832,700
Operating expenses
Selling and marketing	(852,808)	(484,000)	(242,102)
General and administrative	(794,957)	(579,672)	(386,287)
Impairment loss on intangible assets and goodwill	(28,998)	0	(358)
Total operating expenses	(1,676,763)	(1,063,672)	(628,747)
Government subsidies	9,467	6,724	4,651
Income from operations	137,443	341,582	208,604
Interest income	72,991	59,614	39,837
Interest expense	(11,820)	(17,628)	(16,640)
Other income / (loss)	(95,297)	131,727	17,406
Impairment loss on long-term investments	(153,970)	(58,091)	(2,213)
Income / (loss) before provision for income tax and loss from equity method investments	(50,653)	457,204	246,994
Income tax expense	(69,328)	(76,504)	(44,653)
Loss from equity method investments	(7,670)	(16,186)	(7,678)
Net income / (loss)	(127,651)	364,514	194,663
Add: Net loss attributable to noncontrolling interests shareholders	17,456	2,722	3,777
Net income / (loss) attributable to TAL Education Group's shareholders	$ (110,195)	$ 367,236	$ 198,440
Net income / (loss) per common share
Basic	$ (0.56)	$ 1.93	$ 1.13
Diluted	$ (0.56)	$ 1.83	$ 1.03
Weighted average shares used in calculating net income / (loss) per common share
Basic	198,184,370	189,951,643	174,979,574
Diluted	198,184,370	200,224,934	194,331,305